LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
LOANS AND BORROWINGS
Schedule of loans and borrowings

	2021	2020
Non-current liabilities	£'000	£'000
Issued debt - bond	26,908	—
Assumed mortgage on acquisition	3,391	—
Total	30,299	—
Current liabilities
Short term loan	22,239	—
Assumed mortgage on acquisition	1,152	—
Total	23,391	—